COMMITMENTS - Schedule of Future Lease Payments (Details) (USD $)	Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Six months ending 12/31/2013	$ 19,630
2014	40,370
2015	41,811
2016	43,275
2017	44,787
Thereafter	11,292
Total	$ 201,165